Consolidated Statements of Changes in Stockholders’ Equity (Deficit) (CAD)	Common stock and paid-in capital	Subscriptions received, net	Donated capital	Deficit accumulated from prior operations	Deficit accumulated during the exploration stage	Accumulated other comprehensive income (Loss)	Total
Balance at Feb. 28, 2003	6,804,412		205,500	(7,524,145)			(514,233)
Balance , shares at Feb. 28, 2003	57,458,413
Common stock issued for mineral property	17,500						17,500
Common stock issued for mineral property, shares	175,000
Common stock issued for services	100,000						100,000
Common stock issued for services, shares	1,000,000
Common stock issued for settlement of rent obligation	19,200						19,200
Common stock issued for settlement of rent obligation, shares	200,000
Options exercised	19,812						19,812
Options exercised, shares	150,000
Warrants exercised	280,922						280,922
Warrants exercised, shares	1,300,000
Imputed interest			22,960				22,960
Marketable securities adjustment						44,000	44,000
Net loss for the year					(3,738)		(3,738)
Balance at Feb. 29, 2004	7,241,846		228,460	(7,524,145)	(3,738)	44,000	(13,577)
Balance , shares at Feb. 29, 2004	60,283,413
Common stock issued for mineral property	45,384						45,384
Common stock issued for mineral property, shares	125,000
Common stock issued for cash	860,089						860,089
Common stock issued for cash, shares	4,205,610
Options exercised	10,606						10,606
Options exercised, shares	87,500
Warrants exercised	37,500						37,500
Warrants exercised, shares	250,000
Imputed interest			35,013				35,013
Stock-based compensation	82,000						82,000
Marketable securities adjustment						(54,000)	(54,000)
Net loss for the year					(748,369)		(748,369)
Balance at Feb. 28, 2005	8,277,425		263,473	(7,524,145)	(752,107)	(10,000)	254,646
Balance , shares at Feb. 28, 2005	64,951,523
Common stock issued for mineral property	20,500						20,500
Common stock issued for mineral property, shares	50,000
Common stock issued for cash	715,127						715,127
Common stock issued for cash, shares	3,100,000
Options exercised	10,838						10,838
Options exercised, shares	93,750
Warrants exercised	21,825						21,825
Warrants exercised, shares	92,500
Share issue costs	(42,571)						(42,571)
Imputed interest			31,722				31,722
Stock-based compensation	2,280						2,280
Marketable securities adjustment						2,000	2,000
Net loss for the year					(810,105)		(810,105)
Balance at Feb. 28, 2006	9,005,424		295,195	(7,524,145)	(1,562,212)	(8,000)	206,262
Balance , shares at Feb. 28, 2006	68,287,773
Subscriptions received		52,277					52,277
Common stock issued for debt/redemption	644,749						644,749
Common stock issued for debt, shares	2,586,076
Options exercised	75,670						75,670
Options exercised, shares	323,750
Warrants exercised	15,329	(14,600)					729
Warrants exercised, shares	52,500
Share issue costs	(2,613)						(2,613)
Imputed interest			53,657				53,657
Intrinsic value of beneficial conversion feature of convertible debentures	963,670						963,370
Fair value of warrants issued with convertible debentures	1,262,580						1,262,580
Stock-based compensation	109,228						109,228
Marketable securities adjustment						(130,000)	(130,000)
Net loss for the year					(3,571,183)		(3,571,183)
Balance at Feb. 28, 2007	12,074,037	37,677	348,852	(754,145)	(5,133,395)	(138,000)	(334,974)
Balance , shares at Feb. 28, 2007	71,250,099
Common stock issued for cash	615,195	(52,277)					562,918
Common stock issued for cash, shares	2,825,000
Subscriptions received		40,062					40,062
Common stock issued for debt/redemption	1,493,911						1,493,911
Common stock issued for debt, shares	8,378,226
Options exercised	24,020						24,020
Options exercised, shares	212,500
Warrants exercised	94,501	14,600					109,101
Warrants exercised, shares	430,000
Share issue costs	(4,003)						(4,003)
Imputed interest			8,966				8,966
Stock-based compensation	75,042						75,042
Marketable securities adjustment						78,000	78,000
Net loss for the year					(2,260,291)		(2,260,291)
Balance at Feb. 29, 2008	14,372,703	40,062	357,818	(7,524,145)	(7,393,686)	(60,000)	(207,248)
Balance , shares at Feb. 29, 2008	83,095,825
Common stock issued for cash	507,867	(40,062)					467,805
Common stock issued for cash, shares	4,555,000
Share issue costs	(35,459)						(35,459)
Imputed interest			26,143				26,143
Fair value of warrants issued with convertible debentures	205,975						205,975
Unrealized holding loss on available-for-sale investment						(208,000)	(208,000)
Net loss for the year					(536,201)		(536,201)
Balance at Feb. 28, 2009	15,051,086		383,961	(7,524,145)	(7,929,887)	(268,000)	(286,985)
Balance , shares at Feb. 28, 2009	87,650,825
Common stock issued for services, shares
Cumulative effect related to the adoption of ASC 815-40	(1,568,889)				1,024,134		(544,755)
Common stock issued for cash	85,277						85,277
Common stock issued for cash, shares	5,000,000
Transfer derivative liabilities for warrants issued and extended in the year	(283,191)						(283,191)
Imputed interest			39,069				39,069
Fair value of warrants issued with convertible debentures	122,235						122,235
Stock-based compensation	790						790
Realized loss reallocated on disposal of investments						60,403	60,403
Marketable securities adjustment						130,910	130,910
Net loss for the year					(65,985)		(65,985)
Balance at Feb. 28, 2010	13,407,308		423,030	(7,524,145)	(6,971,738)	(76,687)	(742,232)
Balance , shares at Feb. 28, 2010	96,250,825
Common stock issued for services, shares
Common stock issued for cash	165,828						165,828
Common stock issued for cash, shares	5,243,000
Transfer derivative liabilities for warrants issued and extended in the year	(93,495)						(93,495)
Imputed interest			55,536				55,536
Fair value of warrants issued with convertible debentures	93,495						93,495
Stock-based compensation	505						505
Realized loss reallocated on disposal of investments						30,900	30,900
Marketable securities adjustment						45,787	45,787
Net loss for the year					(36,594)		(36,594)
Balance at Feb. 28, 2011	13,573,641		478,566	(7,524,145)	(7,008,332)		(480,270)
Balance , shares at Feb. 28, 2011	97,893,825						97,893,825
Common stock issued for services, shares
Common stock issued for cash	52,235						52,253
Common stock issued for cash, shares	1,700,000
Transfer derivative liabilities for warrants issued and extended in the year	(30,747)						(30,747)
Imputed interest			55,944				55,944
Fair value of warrants issued with convertible debentures	30,747						30,747
Stock-based compensation	4,058						4,058
Realized loss reallocated on disposal of investments
Net loss for the year					(181,841)		(181,841)
Balance at Feb. 29, 2012	13,692,952		534,510	(7,524,145)	(7,190,173)		(549,856)
Balance , shares at Feb. 29, 2012	99,593,825						99,593,825